Accrued liabilities and provisions (Details) $ in Millions	9 Months Ended
Sep. 30, 2022 COP ($)
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	$ 14,232,207
Abandonment cost update	(188,752)
Additions	346,988
Uses	(661,796)
Financial cost	268,775
Foreign currency translation	266,758
Reversal of provision for sale of assets (1)	(188,540)
Transfers	(28,326)
Balance End Period	14,047,314
Current	1,118,310
Non-current	12,929,004
Abandonment and dismantling costs
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	11,890,319
Abandonment cost update	(188,752)
Additions	842
Uses	(433,543)
Financial cost	250,943
Foreign currency translation	142,899
Reversal of provision for sale of assets (1)	(188,540)
Transfers	2,492
Balance End Period	11,476,660
Current	538,453
Non-current	10,938,207
Litigations
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	703,966
Abandonment cost update	0
Additions	55,573
Uses	(24,409)
Financial cost	8,132
Foreign currency translation	53,342
Transfers	(8,762)
Balance End Period	787,842
Current	65,059
Non-current	722,783
Environmental contingencies and others
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	1,637,922
Abandonment cost update	0
Additions	290,573
Uses	(203,844)
Financial cost	9,700
Foreign currency translation	70,517
Transfers	(22,056)
Balance End Period	1,782,812
Current	514,798
Non-current	$ 1,268,014